CONSOLIDATED BALANCE SHEETS	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 16,603,102	$ 48,295,085
Restricted cash	8,376,345	8,865,156
Short-term investments	7,854,809	7,787,897
Notes receivable	107,662
Accounts receivable, net	22,522,334	9,056,775
Accounts receivable - related party	95,549
Prepayments	4,008,193	967,366
Prepayments - related party	313,678	328,755
Inventories	1,831,918	568,641
Deferred contract costs	10,023,720	2,611,048
Due from related parties	89,578	563,797
Prepaid expenses and other current assets, net	3,105,435	2,094,712
Total current assets	74,932,323	81,139,232
Property and equipment, net	585,193	366,775
Intangible assets, net	3,345,419	553,924
Operating lease right of use assets	1,327,575	1,257,911
Deferred tax assets	2,193,792	176,437
Long-term deposits		243,400
Long-term investments	25,012,046	794,752
Goodwill	1,144,824
Other non-current assets	366,441	348,481
Total non-current assets	33,975,290	3,741,680
TOTAL ASSETS	108,907,613	84,880,912
Current liabilities
Deposit payable		11,616,021
Short-term borrowing	149,296
Accounts and notes payable	23,280,345	8,356,031
Advance from customers	5,905,599	5,379,558
Advance from customers - related parties	268,905	1,706,224
Income tax payable	416,768	21,478
Deferred revenue	1,001,372	250,881
Deferred revenue - related party	63,911	180,779
Due to related parties	12,992,961	488,279
Operating lease liabilities, current	625,048	574,825
Accrued expenses and other liabilities	4,599,018	4,852,226
Total current liabilities	49,303,223	33,426,302
Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	551,221	628,046
Total Liabilities	50,064,056	34,054,348
Commitments and contingencies
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	68,868,762	55,316,068
Shareholders' deficit
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022 and 2021, respectively)	4,407	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407	17,758
Accumulated deficit	(18,411,335)	(4,694,698)
Accumulated other comprehensive loss	(275,752)	(66,799)
Total shareholders' deficit attributable to BaiJiaYun Limited	(12,106,516)	(4,739,332)
Non-controlling interests	2,081,311	249,828
Total shareholders' deficit	(10,025,205)	(4,489,504)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	108,907,613	84,880,912
Series Seed convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	1,078,376	1,118,712
Series A convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	3,135,822	3,077,673
Series A-1 convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	6,591,553	6,500,169
Series A-2 convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	4,629,590	4,513,809
Series A-3 convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	4,843,169	4,714,561
Series B convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	23,676,836	23,075,583
Series B+ convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	12,707,581	$ 12,315,561
Series C convertible redeemable preferred shares
Mezzanine equity (Aggregate liquidation preference of $57,496,986 and $45,689,681 as of June 30, 2022 and 2021, respectively)
Total Mezzanine Equity	$ 12,205,835